UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

The Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments

(Unaudited)

March 31, 2005

		Series Q (Qualified)				Series N (Non–Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Agriculture
Monsanto Company	1,000	35,247	64,500	0.70%	130	4,519	8,385	0.57%

Apparel
NIKE, Inc. Class B	800	61,477	66,648		80	6,366	6,665
Reebok International Ltd.	1,800	65,431	79,740		280	10,182	12,404

		126,908	146,388	1.59%		16,548	19,069	1.29%

Beverages
PepsiCo, Inc.	4,290	206,222	227,499		720	34,750	38,182
YUM! Brands Inc	2,200	91,838	113,982		300	12,573	15,543

		298,060	341,481	3.71%		47,323	53,725	3.64%

Broadcasting & Media
Comcast Corporation Class A *	4,700	145,942	158,766		830	26,217	28,037
Getty Images, Inc. *	1,200	69,148	85,332		180	10,562	12,800
Time Warner, Inc.	6,400	106,960	112,320		1,050	17,394	18,428
Univision Communications, Inc	1,400	45,384	38,766		180	5,799	4,984
Viacom, Inc. Class B *	1,510	61,181	52,593		—	—	—

		428,615	447,777	4.87%		59,972	64,249	4.35%

Business Services
Accenture Ltd.	1,500	38,808	36,225	0.39%	200	5,188	4,830	0.33%

Computer – Systems & Services
Dell, Inc. *	8,930	283,911	343,091		1,400	46,672	53,788
eBay, Inc. *	2,300	87,234	85,698		360	12,959	13,414
EMC Corporation	12,100	143,256	149,072		2,030	24,046	25,010
Electronic Arts Inc	1,300	77,627	67,314		200	11,983	10,356
Fiserv, Inc. *	2,200	84,602	87,560		370	14,230	14,726
Lexmark International, Inc	400	34,008	31,988		100	8,504	7,997
Mercury Interactive Corp	3,100	137,780	146,878		500	22,224	23,690
Microsoft Corporation	13,080	346,184	316,144		2,000	52,689	48,340
Network Appliance, Inc. *	3,600	81,299	99,576		560	12,653	15,490
Oracle Corporation *	17,340	215,163	216,403		2,800	34,806	34,944
Qualcomm, Inc.	2,800	99,304	102,620		500	17,987	18,325
Symantec Corporation *	5,000	121,702	106,650		800	19,503	17,064
VERITAS Software Corporation *	5,665	157,232	131,541		740	16,286	17,183
Yahoo!, Inc. *	4,300	129,998	145,770		730	21,825	24,747

		1,999,300	2,030,305	22.08%		316,367	325,074	22.03%

Consumer Goods & Services
Avon Products Inc.	1,100	45,448	47,234		200	8,250	8,588
Proctor & Gamble Company	3,600	196,989	190,800		560	30,623	29,680

		242,437	238,034	2.59%		38,873	38,268	2.59%

The Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments - continued

(Unaudited)

March 31, 2005

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Electrical Equipment
Cooper Industries, LTD	1,100	63,148	78,672	0.86%	180	10,178	12,874	0.87%

Electronics
Amphenol Corporation	2,700	81,386	100,008		460	13,859	17,038
Emerson Electric Company	1,600	98,564	103,888		280	17,128	18,180

		179,950	203,896	2.22%		30,987	35,218	2.39%

Energy
Halliburton Company	1,200	49,201	51,900		200	8,200	8,650
GlobalSantaFe Corporation	1,700	59,882	62,968		300	10,577	11,112

		109,083	114,868	1.25%		18,777	19,762	1.34%

Financial Institutions
American Express Company	2,900	142,053	148,973		460	23,614	23,630
Citigroup, Inc.	2,824	114,725	126,911		456	18,964	20,493
Countrywide Financial Corporation	2,600	96,038	84,396		400	14,775	12,984
Goldman Sachs Group, Inc.	1,710	160,705	188,083		280	26,882	30,797
Merrill Lynch & Co., Inc.	1,000	59,843	56,600		200	11,969	11,320

		573,364	604,963	6.58%		96,204	99,224	6.72%

Leisure & Tourism
Carnival Corporation	3,000	135,418	155,430		460	20,754	23,833
Harley-Davidson, Inc.	900	51,874	51,984		180	10,375	10,397
The Walt Disney Company	5,600	142,534	160,888		1,000	25,412	28,730

		329,826	368,302	4.01%		56,541	62,960	4.27%

Manufacturing
Caterpillar Inc	1,100	93,737	100,584		150	13,181	13,716
Waters Corporation	1,400	59,814	50,106		260	11,273	9,305

		153,551	150,690	1.64%		24,454	23,021	1.56%

Medical & Health Products
Abbott Laboratories	6,100	248,633	284,382		930	38,270	43,357
Amgen, Inc. *	3,480	195,234	202,571		520	29,690	30,269
Beckman Coulter	600	42,795	39,870		100	7,254	6,645
Celgene Corporation *	1,600	46,778	54,480		—	—	—
Eli Lilly and Company	1,800	128,664	93,780		280	19,904	14,588
Fisher Scientific International	1,900	107,587	108,148		380	21,567	21,630
Genentech, Inc. *	600	29,841	33,966		110	5,483	6,227
Genzyme Corporation *	3,600	175,073	206,064		550	27,248	31,482
Gilead Sciences, Inc. *	2,500	81,461	89,500		430	13,328	15,394
HCA, Inc	1,100	49,367	58,927		200	8,976	10,714
Imclone Systems	1,200	62,864	41,400		200	10,451	6,900
Johnson & Johnson	6,560	354,920	440,570		1,070	57,396	71,861
Medtronic, Inc.	3,550	171,909	180,873		620	30,459	31,589
WellPoint Inc	1,100	124,071	137,885		200	22,093	25,070
Wyeth	6,300	254,775	265,734		1,030	41,471	43,445

		2,073,972	2,238,150	24.34%		333,590	359,171	24.34%

The Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments - continued

(Unaudited)

March 31, 2005

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Semiconductors
Analog Devices, Inc.	2,570	88,921	92,880		390	12,714	14,095
KLA-Tencor Corporation	1,100	47,702	50,611		200	8,673	9,202
Linear Technology Corporation	1,310	42,793	50,186		230	7,663	8,811
Maximum Integrated Products	1,040	45,113	42,505		170	6,557	6,948
Texas Instruments, Inc.	3,100	75,925	79,019		500	12,246	12,745

		300,454	315,201	3.43%		47,853	51,801	3.51%

Stores
Abercrombie & Fitch Co	2,200	107,408	125,928		400	19,557	22,896
Best Buy Company, Inc.	1,100	61,514	59,411		170	9,647	9,182
CVS Corporation	3,200	137,532	168,384		580	25,181	30,520
Kohl’s Corporation *	1,690	80,694	86,222		310	14,944	16,005
Lowe’s Companies, Inc.	1,400	77,280	79,926		280	15,644	15,985
Petsmart, Inc.	1,800	52,505	51,750		270	8,024	7,763
Staples, Inc	3,700	115,414	116,291		700	21,775	22,001
Target Corporation	2,430	91,243	121,549		360	13,848	18,007
W.W. Grainger, Inc	600	39,334	37,362		100	6,544	6,227
Wal-Mart Stores, Inc.	2,400	122,423	120,264		300	15,292	15,033

		885,347	967,087	10.52%		150,456	163,619	11.09%

Telecommunications
Cisco Systems, Inc. *	20,740	510,525	371,039		3,430	74,097	61,363
Comverse Technology, Inc	1,900	47,616	47,918		200	5,014	5,044
Corning, Inc	4,200	45,813	46,746		500	5,454	5,565
Sprint Corporation	4,300	101,788	97,825		700	16,562	15,925

		705,742	563,528	6.13%		101,127	87,897	5.96%

Transportation
FedEx Corporation	1,300	98,182	122,135		180	13,736	16,911
United Parcel Service, Inc	1,300	108,845	94,559		200	16,742	14,545

		207,027	216,694	2.36%		30,478	31,456	2.13%

Total Investments		$8,750,839	9,126,761	99.27%		$1,389,435	1,460,603	98.98%

Other Assets Less Liabilities			66,793	0.73%			15,125	1.02%

Total Net Assets			$9,193,554	100.00%			$1,475,728	100.00%

*	Non – income producing security

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: May 18, 2005.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: May 18, 2005.